Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions
Schedule of dollar value of set-top boxes and other equipment purchased from EchoStar and purchases included in "Cost of sales- subscriber promotion subsidies-EchoStar"

	For the Years Ended December 31,
Purchases from EchoStar	2012	2011	2010
	(In thousands)
Set-top boxes and other equipment	$1,028,588	$1,158,293	$1,470,173

Set-top boxes and other equipment included in “Cost of sales — subscriber promotion subsidies — EchoStar”	$264,208	$249,440	$175,777

Schedule of transactions with NagraStar

	For the Three Months
	Ended March 31,
	2013	2012
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$22,019	$17,484

	As of
	March 31,	December 31,
	2013	2012
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$23,615	$21,930

	For the Years Ended December 31,
	2012	2011	2010
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$72,549	$77,705	$79,547

	As of December 31,
	2012	2011
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$21,930	$5,853